RELATED PARTY BALANCE AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY BALANCE AND TRANSACTIONS

NOTE 13:-RELATED PARTY BALANCE AND TRANSACTIONS

In January 2017, the Company’s shareholders approved that in addition to the directors’ fees to be paid to all of the Company’s directors, commencing as of January 1, 2017, the Company will pay to its Executive Chairman of the Board of Directors additional monthly payment of approximately $4.6 (NIS 17,500) for time devoted to the Company. Such payment is subject to increase in the event the Company achieved profitable operations. In 2017, the Company’s consolidated audited financial statements reflected net income (before taxes), so such additional payment increased to approximately $9 (NIS 35,000). In 2020 and 2019, the total payments to the Executive Chairman of the Board of Directors were $123 and $119, respectively.

F - 36

RADA ELECTRONIC INDUSTRIES LTD.

AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 13:-RELATED PARTY BALANCE AND TRANSACTIONS (Cont.)

See also Note 10 for transactions with the Company’s shareholders.

Balances with related parties:

	December 31,
	2020	2019

Accrued expenses	$52	$50

Related parties’ expenses:

	Year ended December 31,
	2020	2019	2018

Directors and management fees	$167	$169	$156